Prepayments and Other Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepayments and Other Receivables
Lease prepayments, current portion	$ 82	¥ 534	¥ 524
Other Receivables	87	569	534
Total prepayments and other receivables	$ 169	¥ 1,103	¥ 1,058